Major Acquisitions and Disposals (Details) (Fertilizers Businesses Acquisition [Member], USD $) In Millions	3 Months Ended
Mar. 31, 2011
Fertilizers Businesses Acquisition [Member]
Purchase price allocation for major acquisitions
Purchase price	$ 5,795
Noncontrolling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783
Total fair value adjustment	$ 719